Note 5 - Fair Value of Financial Instruments - Financial Instruments at Fair Value on a Recurring Basis 1 (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Reported Value Measurement [Member]
Total liabilities	$ 7,348,506	$ 3,896,158
Estimate of Fair Value Measurement [Member]
Total liabilities	7,018,924	4,915,111
Related Party [Member] | Reported Value Measurement [Member]
Notes payable, net of debt discounts	6,481,886	3,502,243
Related Party [Member] | Estimate of Fair Value Measurement [Member]
Notes payable, net of debt discounts	6,160,883	4,502,093
Nonrelated Party [Member] | Reported Value Measurement [Member]
Notes payable, net of debt discounts	866,620	393,915
Nonrelated Party [Member] | Estimate of Fair Value Measurement [Member]
Notes payable, net of debt discounts	$ 858,041	$ 413,018